EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average remaining life	3 years 10 months 13 days
Warrant 1 [Member]
Shares outstanding	55,000,000	540,000,000
Weighted average remaining life	7 years 1 month 28 days	3 months 29 days
Weighted average exercise price outstanding	$ .010	$ 0.033
Shares exercisable	55,000,000	540,000,000
Weighted average exercise price exercisable	$ .010	$ 0.033
Warrant 2 [Member]
Shares outstanding	48,000,000	55,000,000
Weighted average remaining life	5 years 3 months	7 years 8 months 1 day
Weighted average exercise price outstanding	$ 0.012	$ 0.010
Shares exercisable	16,000,000	55,000,000
Weighted average exercise price exercisable	$ 0.012	$ 0.010
Warrant 3 [Member]
Shares outstanding	48,687,862	48,000,000
Weighted average remaining life	3 years 6 months 29 days	5 years 9 months
Weighted average exercise price outstanding	$ .050	$ 0.012
Shares exercisable	48,687,862	48,000,000
Weighted average exercise price exercisable	$ .050	$ 0.012
Warrant 4 [Member]
Shares outstanding	211,137,284	48,687,862
Weighted average remaining life	2 years 2 months 23 days	4 years 29 days
Weighted average exercise price outstanding	$ .021	$ 0.050
Shares exercisable	211,137,284	48,687,862
Weighted average exercise price exercisable	$ 0.021	$ 0.050
Warrant [Member]
Shares outstanding	362,825,146	902,825,146	595,000,000
Weighted average remaining life	3 years 3 months 18 days	1 year 5 months 8 days
Weighted average exercise price outstanding	$ 0.023	$ 0.029	$ 0.029
Shares exercisable	330,825,146	902,825,146
Weighted average exercise price exercisable	$ 0.023	$ 0.029
Warrant 5 [Member]
Shares outstanding		211,137,284
Weighted average remaining life		2 years 11 months 1 day
Weighted average exercise price outstanding		$ 0.021
Shares exercisable		211,137,284
Weighted average exercise price exercisable		$ 0.021